Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 05, 2015
Registrant Name	dei_EntityRegistrantName	Voya VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001090682
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 09, 2015
Prospectus Date	rr_ProspectusDate	Feb. 09, 2015